[The American Funds Group(r)]

Intermediate Bond
Fund of America

Semi-Annual Report
for the six months ended
February 29, 2000


Intermediate Bond Fund of America(r) seeks to earn current income, consistent with preservation of capital, by investing primarily in fixed-income securities with an average effective maturity of no more than five years and with quality ratings of A or better (as rated by Standard & Poor's or Moody's Investors Service) or equivalent unrated securities.

These investments include:

* U.S. government and federal agency securities
* Pass-through securities, such as mortgage- and asset-backed securities
* High-quality corporate obligations

In pursuing its objective, the fund takes a middle course, seeking a higher yield than money market funds (which typically offer a stable principal value) with less volatility than longer term bonds (which typically provide higher income).

Intermediate Bond Fund of America is one of the 29 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.


Average Annual Compound Returns*

                 Periods Ended
                 2/29/00               3/31/00
Ten Years        +6.33%                +6.44%
Five Years       +5.03%                +5.13%
One Year         -1.75%                -1.34%

*Assumes reinvestment of all distributions and payment of the 3.75% maximum sales charge at the beginning of the stated periods. Sales charges are lower for accounts of $100,000 or more.

Please see back cover for important information about Class A and Class B shares.

Fund results in this report were calculated for A shares at net asset value (without a sales charge) unless otherwise indicated. The fund's 30-day yield as of March 31, 2000, the most recent calendar quarter, calculated in accordance with the Securities and Exchange Commission formula, was 6.31%. The fund's distribution rate as of that date was 5.36%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.



Fellow Shareholders:

The economic expansion in the United States has broken all records for longevity. In recent months, growth has accelerated in many other parts of the world as well. So far, this robust activity has not been accompanied by higher inflation. However, there are signs that inflationary pressures may be building. With that in mind, the Federal Reserve has raised short-term interest rates five times in nine months and indicated further increases are likely.

This has created a very challenging environment for bond investors. Particularly in the portion of the market where Intermediate Bond Fund of America's assets are concentrated - in three- to five-year issues - prices weakened considerably during the first half of the fund's 2000 fiscal year. Ordinarily an increase in interest rates would have a greater effect on the prices of longer term bonds. However, in this case, supply and demand factors entered into the picture, with the Treasury announcing plans to buy back long-term debt.


Comparative Results and Portfolio Changes

Intermediate Bond Fund of America managed to hold its ground comparatively well. For the six months ended February 29, its net asset value declined from $13.01 to $12.89, or 0.9%. The fund generated an income return of 2.8% (5.6% annualized), producing a positive 1.9% total return for shareholders who reinvested dividends totaling 36 cents a share paid during the period. For the six months, the average return of 110 Short-Intermediate Investment-Grade Debt Funds tracked by Lipper, Inc. was 1.5%. The total return for the unmanaged Salomon Smith Barney Broad Investment-Grade Medium Term Index was 1.8%.

During the fiscal half-year, we reduced the fund's position in five-year Treasury bonds and purchased a number of longer maturities. The average effective maturity of the portfolio rose moderately, to 4.88 years on February 29 from 4.41 years at the end of fiscal 1999. This brings us close to our maximum permitted average maturity of five years.

The portfolio remains well diversified, with positions in more than 200 government, federal agency, asset-backed and mortgage securities, and high-quality corporate bonds. Currently, about 80% of the holdings are rated AAA or AA, compared with 86% six months ago.


Adding Value Through Research

Drawing on the resources of our investment adviser, Capital Research and Management Company, we are continuing to explore fixed-income opportunities that can enhance the fund's return without adding substantial risk. During this past fiscal half-year, a number of attractive opportunities were identified in the A-rated segment of the market. As a result, our holdings of A-rated (mainly corporate) issues increased to 15% of net assets on February 29 from 10% at the start of the period.

Our investment approach is to follow a middle path, between the two extremes of the yield curve. Using research to add value, we try to provide a return that captures as much of the available yield as possible without exposing the fund to all of the volatility normally associated with longer term maturities. We remain confident that, over time, this approach should continue to prove rewarding for our shareholders.

Finally, we would note that the monthly dividend payment has been increased from 6 to 6.5 cents a share effective with the April payment.

Cordially,

[Paul G. Haaga]          [John H. Smet]
Paul G. Haaga, Jr.       John H. Smet
Chairman of the Board    President
April 18, 2000



Intermediate Bond Fund of America
Investment Portfolio, February 29, 2000


Federal Agency Mortgage-Backed                                               20%
Corporate Bonds                                                              19%
Commercial Mortgage-Backed                                                   18%
Asset-Backed                                                                 16%
U.S. Government/Agency (Non-Mortgage)                                        15%
Other Mortgage-Backed                                                         6%
Governments(Excluding U.S. Government)
and Development Authorities                                                   1%
Taxable Municipal Bonds                                                       1%
Cash & Equivalents                                                            4%


                                                                      Principal         Market
                                                                         Amount          Value
Bonds & Notes                                                              (000)           (000)
                                                                         -----           -----
Federal Agency Mortgage Pass-Through
Obligations (1) - 18.79%
Fannie Mae:
 6.00% 2013                                                                8,209          7,701
 6.50% 2013 - 2014                                                         7,819          7,517
 7.00% 2008 - 2028                                                         8,809          8,596
 7.50% 2009 - 2039                                                         9,356          9,331
 8.00% 2002 - 2005                                                           546            551
 8.267% 2002 (2)                                                           5,929          5,899
 8.50% 2008 - 2027                                                         5,629          5,774
 9.00% 2001 - 2022                                                         6,313          6,548
 9.50% 2009 - 2022                                                         3,836          4,042
 10.00% 2017 - 2025                                                        9,061          9,692
 10.50% 2004 - 2020                                                          665            715
 11.00% 2000 - 2020                                                        1,641          1,794
 11.50% 2015                                                                 206            228
 12.00% 2015 - 2019                                                        8,482          9,508
 12.25% 2012 - 2013                                                        1,229          1,368
 12.50% 2016                                                               2,458          2,768
 13.00% 2015 - 2028                                                        2,166          2,478
 15.00% 2013                                                                 772            914
Fannie Mae/
Government National Mortgage Assn.:
 11.00% 2020                                                                 633            694
 12.50% 2015 - 2019                                                        1,783          2,007
 15.00% 2013                                                                 417            493
Fannie Mae Grantor Trust,
Series 1999-T2, Class A1, 7.50% 2039                                       6,036          5,916
Federal Housing Administration/
Veterans Affairs 12.50% 2015                                                 232            261
Freddie Mac:
 6.00% 2014 - 2029                                                         7,541          6,987
 6.50% 2014                                                                1,706          1,638
 7.00% 2008 - 2015                                                         4,415          4,343
 8.00% 2003 - 2017                                                         8,898          8,994
 8.50% 2008 - 2027                                                         5,360          5,488
 8.75% 2008 - 2009                                                           506            515
 9.00% 2028                                                                1,242          1,283
 9.50% 2010 - 2013                                                           544            564
 10.00% 2005 - 2019                                                        8,223          8,659
 11.00% 2018                                                                 973          1,066
 12.00% 2016                                                                  92            100
 12.50% 2015 - 2019                                                          629            699
 12.75% 2019                                                                  26             29
Government National Mortgage Assn.:
 6.00% 2013 - 2029                                                         5,117          4,761
 6.50% 2013 - 2029                                                        11,071         10,505
 7.00% 2007 - 2028                                                        10,490         10,118
 7.50% 2022 - 2029                                                        15,081         14,819
 8.00% 2023 - 2030                                                        48,908         49,096
 8.50% 2007 - 2023                                                         8,636          8,879
 9.00% 2008 - 2025                                                         5,636          5,860
 9.50% 2009 - 2021                                                         9,664         10,240
 10.00% 2019                                                               3,955          4,253
 10.25% 2012                                                                 176            188
 10.50% 2019                                                                  43             47
                                                                                         -----
                                                                                        253,926
                                                                                         -----

Federal Agency Collateralized Mortgage
Obligations (1) - 1.55%
Fannie Mae:
 Series 91-50, Class H, 7.75% 2006                                         6,111          6,132
 Series 91-146, Class Z, 8.00% 2006                                        1,718          1,731
 Trust D2, 11.00% 2009                                                     1,921          2,060
 Series 88-16, Class B, 9.50% 2018                                           265            279
 Series 90-93, Class G, 5.50% 2020                                         1,344          1,261
 Series 90-21, Class Z, 9.00% 2020                                         7,830          8,014
Freddie Mac:
 Series 83-B, Class B3, 12.50% 2013                                           54             59
 Series 1567, Class A, 5.268% 2023 (2)                                     1,481          1,437
                                                                                         -----
                                                                                         20,973
                                                                                         -----

Federal Agency Obligations:
Non-Mortgage - 5.22%
Fannie Mae Notes:
 4.75% 2003                                                                3,000          2,775
 5.625% 2004                                                               9,000          8,520
 6.00% 2008                                                               29,150         26,973
 5.25% 2009                                                               17,000         14,793
Federal Home Loan Banks Global Bonds:
 5.625% 2001                                                               3,000          2,970
 5.125% 2003                                                               5,750          5,408
Freddie Mac Notes:
 5.75% 2003                                                                  500            481
 5.125% 2008                                                              10,000          8,664
                                                                                         -----
                                                                                         70,584
                                                                                         -----

U.S. Treasury Obligations - 9.82%
4.25% November 2003                                                       10,000          9,244
6.00% August 2004                                                         11,370         11,100
7.25% August 2004                                                          5,250          5,368
11.625% November 2004                                                     16,400         19,572
6.25% February 2007                                                       30,250         29,550
6.125% August 2007                                                           355            344
5.50% May 2009                                                            33,250         30,798
10.375% November 2009                                                      4,000          4,555
8.75% May 2017                                                             6,300          7,760
8.875% August 2017                                                         9,000         11,221
8.875% February 2019                                                       2,530          3,187
                                                                                         -----
                                                                                        132,699
                                                                                         -----

Asset-Backed Obligations (1) - 16.43%
Arcadia Automobile Receivables Trust,
Series 1999-C, Class A-3, 7.20% 2007                                       2,900          2,887
Banco Nacional de Mexico SA,
Series 1999-A, 7.50% 2006 (3)                                              5,000          4,926
Case Equipment Loan Trust,
Series 1999-A, Class B, 5.96% 2005                                         1,764          1,729
Chase Manhattan Credit Card Master Trust,
Series 1997-5, Class A, 6.194% 2005                                        8,750          8,488
ComEd Transitional Funding Trust,
Transitional Funding Trust Notes:
 Series 1998-1, Class A4, 5.39% 2005                                       2,000          1,903
 Series 1998-1, Class A5, 5.44% 2007                                       9,000          8,370
First Consumer Master Trust:
 Series 1999-A, Class A, 5.80% 2005 (3)                                    8,000          7,610
 Series 1999-A, Class B, 6.28% 2005 (3)                                    9,000          8,435
FIRSTPLUS Home Loan Owner Trust,
Series 1997-4, Class A5, 6.62% 2015                                        3,000          2,968
Green Tree Financial Corp.,
pass-through certificates:
 Series 1998-2, Class A5, 6.24% 2016                                       3,500          3,411
 Series 1993-3, Class A5, 5.75% 2018                                       1,954          1,943
 Series 1996-10, Class A4, 6.42% 2028                                      2,548          2,536
 Series 1996-10, Class A5, 6.83% 2028                                     14,000         13,754
 Series 1997-6, Class A6, 6.90% 2029                                       3,000          2,952
 Series 1997-6, Class A7, 7.14% 2029                                       4,250          4,165
 Series 1999-2, Class A2, 5.84% 2030                                       4,250          4,132
Green Tree Recreational, Equipment
& Consumer Trust, Series 1999-A,
Class A6, 6.84% 2010                                                       8,000          7,842
Hitachi Shinpan Co. Ltd., Series
1999-3, Class A, 9.60% 2006 (3)                                            6,500          6,425
LML Auto Lease Securitization, Series
1999-A, Class A, 6.45% 2004 (3)                                           13,305         13,187
Mission State Fund LLC,
Class A1, 6.19% 2003 (3)                                                   5,875          5,846
The Money Store Home Equity Trust,
Series 1994-D, Class A5, 8.925% 2022                                       9,621          9,758
Nebhelp Trust, Student Loan Interest
Securities, Series 1998-1,
Class A, 6.68% 2016 (3)                                                   17,824         17,368
NPF VI, Inc.,
Series 1999-1, Class A, 6.25% 2003 (3)                                     2,000          1,945
NPF XII, Inc.,
Series 1999-2, Class A, 7.05% 2003 (3)                                    18,750         18,311
PECO Energy Co.,
Series 1999-A, Class A2, 5.63% 2005                                        2,500          2,410
PP&L Transition Bond Co. LLC:
 Series 1999-1, Class A5, 6.83% 2007                                       7,250          7,129
 Series 1999-1, Class A8, 7.15% 2009                                      16,000         15,841
Puerto Rico Public Financing Corp.,
Series 1, Class A, 6.15% 2008                                             18,073         17,328
Rental Car Finance Corp., Series 1999-1,
Class C, 6.50% 2007 (3)                                                    2,000          1,851
Student Loan Funding LLC, Series 1998-B,
Class B3, 6.25% 2019                                                      13,500         12,617
Triad Auto Receivables Owner Trust,
Series 1999-1, Class A2, 6.09% 2005                                        4,000          3,893
                                                                                         -----
                                                                                        221,960
                                                                                         -----

Commercial Mortgage-Backed Securities
(1) -18.17%
Asset Securitization Corp.,
Series 1997-D5,
Class APS1, interest only,
1.596% 2043 (2) (4)                                                      170,642         14,662
Bear Stearns Commercial
Mortgage Securities Inc.:
 Series 1998-C1, Class A1, 6.34% 2030                                      5,303          5,067
 Series 1999-C1, Class X, interest only,
 1.184% 2031 (2)                                                          92,262          5,984
CDC Securitization Corp.,
Series 1999-FL1,
Class C, 7.189% 2007 (2) (3)                                               5,000          5,026
Chase Commercial
Mortgage Securities Corp.:
 Series 1996-1, Class A1, 7.60% 2005                                       1,540          1,544
 Series 1997-1, Class A1, 7.27% 2029 (4)                                   2,575          2,562
 Series 1998-1, Class A1, 6.34% 2030                                       3,081          2,970
 Series 1998-2, Class A2, 6.39% 2030 (4)                                  21,000         19,307
 Series 1999-1, Class C, 7.625% 2031 (4)                                   7,000          6,774
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A1, 6.23% 2007                                      1,960          1,873
 Series 1998-C2, Class A1, 5.80% 2030 (4)                                  3,889          3,671
CS First Boston Mortgage Securities Corp.,
Series 1998-C1, Class A1A, 6.26% 2040                                      6,860          6,541
Deutsche Mortgage & Asset Receiving Corp.:
 Series COMM 2000-FL1,
 Class E, 6.871% 2011 (2) (3)                                              4,000          4,003
 Series 1998-C1, Class A1, 6.22% 2031                                     12,363         11,802
DLJ Mortgage Acceptance Corp.:
 Series 1997-CF1, Class A1A, 7.40% 2006 (3)                                5,777          5,735
 Series 1995-CF2, Class A1B, 6.85% 2027 (3)                               10,000          9,804
 Series 1996-CF1, Class A1A, 7.28% 2028 (3)                                1,793          1,774
 Series 1998-CF2, Class A3, 6.65% 2031 (2)                                 5,250          4,801
 Series 1998-CF2, Class A4, 6.90% 2031 (2)                                 3,250          2,976
Freddie Mac Loan Receivables Trust,
Series 1998-A, Class A3, 6.69% 2020 (3)                                    8,000          7,320
GMAC Commercial Mortgage Securities, Inc.:
 Series 1997-C2, Class C, 6.91% 2007                                       5,000          4,653
 Series 1996-C1, Class A2A, 6.79% 2028                                    12,867         12,713
GS Mortgage Securities Corp. II,
 Series 1999-GSFL II,
 Class D, 6.993% 2013 (2) (3)                                             10,000          9,991
J.P. Morgan Commercial
Mortgage Finance Corp.,
Series 1995-C1, Class A2, 7.423% 2010 (2)                                 18,155         17,874
LB Commercial Mortgage Trust,
Series 1998-C1, Class A1, 6.33% 2030                                       1,502          1,457
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C2, Class A1, 7.023% 2021 (2)                                 2,601          2,568
 Series 1995-C3, Class A2, 6.809% 2025 (2)                                 5,180          5,084
 Series 1995-C3, Class A3, 7.049% 2025 (2)                                 1,500          1,459
 Series 1997-C1, Class A1, 6.95% 2029 (2)                                  2,490          2,461
 Series 1998-C3, Class A1, 5.65% 2030                                      6,037          5,649
Morgan Stanley Capital I Inc.:
 Series 1995-GAL1, Class A1, 7.00% 2002 (3)                                  784            779
 Series 1998-HF1, Class A1, 6.19% 2007 (2)                                 6,641          6,356
 Series 1998-HF2, Class A1, 6.01% 2030                                     4,586          4,325
 Series 1998-WF2, Class A1, 6.34% 2030 (2)                                 6,258          6,001
 Series 1999-FNV1, Class D, 7.03% 2032                                     4,000          3,719
Mortgage Capital Funding, Inc.,
Series 1998-MC1, Class A1 6.417% 2030                                     12,342         11,855
Nomura Asset Securities Corp.,
Series 1998-D6, Class AA1, 6.28% 2030 (2)                                  8,625          8,248
Prudential Securities
Secured Financing Corp.,
Series 1999-NRF1, Class C, 6.746% 2009                                     2,000          1,831
SMA Finance Co., Inc.,
Series 1998-C1,
Class A1, 6.27% 2005 (3) (4)                                               8,298          8,023
Structured Asset Securities Corp.,
Series 1999-C3,
Class E, 6.98% 2013 (2) (3)                                                6,148          6,153
                                                                                         -----
                                                                                        245,395
                                                                                         -----

Collateralized Mortgage Obligations
(Privately Originated) (1) - 5.62%
Bay View Financial Acquisition Trust,
Series 1999-C, Class M3, 7.814% 2029
(1) (2) (3)                                                               11,136         11,326
Chase Manhattan Bank, NA,
Series 1993-I, Class 2A5, 7.25% 2024                                       1,545          1,533
First Nationwide,
Series 1999-2, Class 1PA1, 6.50% 2029                                      6,794          6,310
Paine Webber CMO,
Series O, Class 5, 9.50% 2019                                              2,147          2,224
Residential Accredit Loans, Inc.,
Series 1997-QS12,
Class A4, 6.873% 2027 (2)                                                  3,000          2,976
Residential Funding
Mortgage Securities I, Inc.,
Series 1998-S17, Class M1, 6.75% 2028                                      1,970          1,798
Security National Mortgage Loan Trust,
Series 1999-1, Class B, 9.858% 2030 (3)                                    7,452          7,322
Structured Asset Notes Transaction, Ltd.,
Series 1996-A, Class A1, 7.156% 2003 (3)                                   5,207          5,080
Structured Asset Securities Corp.:
 Series 1998-RF2,
 Class A, 8.545% 2027 (2) (3)                                             13,825         14,058
 Series 1998-RF1,
 Class A, 8.673% 2027 (2) (3)                                             15,561         15,891
 Series 1999-BC1,
 Class M2, 7.114% 2029 (2)                                                 7,500          7,520
                                                                                         -----
                                                                                         76,038
                                                                                         -----

Financial Services - 8.09%
ABN AMRO Bank NV 7.55% 2006                                                3,000          2,999
Associates Corp.
of North America 6.45% 2001                                                7,000          6,922
BankAmerica Corp.:
 6.65% 2001                                                                3,000          2,988
 5.875% 2009                                                               3,175          2,774
BANK ONE CORP., Series A, 5.625% 2004                                      3,300          3,075
Barclays North American
Capital Corp. 9.75% 2021                                                   7,230          7,635
Beverly Finance Corp. 8.36% 2004 (3)                                      10,000         10,033
Citicorp Financial Services (lease-backed),
Series 1999-1,
Class A1, 7.22% 2005 (1) (3)                                               3,000          2,950
DBS Bank Ltd. 7.875% 2009 (3)                                              3,000          2,961
Ford Motor Credit Co.:
 5.75% 2004                                                                9,000          8,464
 6.70% 2004                                                                7,375          7,132
 7.375% 2009                                                               7,250          7,010
General Electric Capital Corp.
8.375% 2001                                                                1,500          1,520
General Motors Acceptance Corp.:
 6.75% 2002                                                                3,000          2,967
 6.85% 2004                                                               12,000         11,704
IKON Capital Inc. 6.33% 2000                                               2,500          2,494
Lend Lease (US) Finance Inc. 6.75% 2005                                    5,000          4,699
Merita Bank Ltd. 7.50% 2049 (2) (3)                                        2,000          1,898
Midland Bank PLC 8.625% 2004                                               4,000          4,144
NationsBank Corp. 6.125% 2004                                              3,000          2,843
ReliaStar Financial Corp. 8.00% 2006                                       6,750          6,702
Toyota Credit Canada 6.625% 2002                                           3,000          2,953
Toyota Motor Credit Corp. 6.125% 2000                                      2,495          2,483
                                                                                         -----
                                                                                        109,350
                                                                                         -----

Industrial & Service - 4.87%
Carnival Corp. 7.70% 2004                                                  2,000          2,004
Cox Radio, Inc. 6.375% 2005                                                3,500          3,245
McKesson Corp. 6.30% 2005                                                  2,000          1,775
McKesson Finance of Canada 6.55% 2002 (3)                                  3,200          3,028
Oil Enterprises Ltd. 6.239% 2008 (3)                                       9,240          8,548
Pacificorp Australia LLC 6.15% 2008 (3)                                   10,000          9,117
Pemex Finance Ltd.:
 5.72% 2003                                                                5,000          4,856
 7.80% 2013 (3)                                                            2,000          1,960
R.P. Scherer International Corp.
 6.75% 2004                                                                4,325          4,154
Scotia Pacific Co. LLC, Series B:
 Class A1, 6.55% 2028                                                      1,737          1,650
 Class A2, 7.11% 2028                                                      5,000          4,400
Sony Corp. 6.125% 2003                                                     5,000          4,846
Sotheby's Holdings, Inc. 6.875% 2009                                       1,000            836
Vodafone AirTouch PLC:
 7.625% 2005 (3)                                                           7,610          7,647
 7.75% 2010 (3)                                                            1,500          1,503
Walt Disney Co. 7.30% 2005                                                 6,250          6,224
                                                                                         -----
                                                                                         65,793
                                                                                         -----

Transportation - 4.09%
AIR 2 US, Series A, 8.027% 2020                                            9,815          9,790
American Airlines Inc.:
 Series 1999-1, Class C, 7.155% 2006                                       3,000          2,903
 Series 1999-1, Class A2, 7.024% 2009                                      4,000          3,816
Continental Airlines, Inc.:
 Series 1998-3, Class C1, 7.08% 2004                                       4,499          4,374
 Series 1999-2, Class C2, 7.434% 2004 (1)                                  4,000          3,871
 Series 1998-2, Class A, 6.41% 2007                                       18,551         17,484
 Series 1996-2,
 Class A, 7.75% 2016 (1) (4)                                               1,223          1,207
 Series 1998-1, Class A,  6.648% 2019                                      3,425          3,099
Jet Equipment Trust,
Series 1995-B,
Class A, 7.63% 2015 (1) (3) (4)                                            8,833          8,657
                                                                                         -----
                                                                                         55,201
                                                                                         -----

Utilities - 1.42%
Israel Electric Corp. Ltd. 7.25% 2006 (3)                                  6,000          5,686
National Rural Utilities
Cooperative Finance Corp.:
 5.30% 2003                                                                3,205          3,012
 5.50% 2005                                                                5,000          4,626
Texas Utilities Co., Series A, 6.20% 2002                                  6,000          5,844
                                                                                         -----
                                                                                         19,168
                                                                                         -----


Government (Excluding U.S.) &
Government Authorities - 1.04%
Canadian Government 6.125% 2002                                            2,000          1,961
KfW International Finance Inc.:
 7.625% 2004                                                               2,500          2,526
 7.125% 2005                                                               3,500          3,479
Ontario (Province of) 7.375% 2003                                          2,500          2,510
Victoria (Territory of) Public
Authorities Finance Agency 8.45% 2001                                      3,500          3,575
                                                                                         -----
                                                                                         14,051
                                                                                         -----


Taxable Municipal Bonds - 0.73%
California Maritime Infrastructure Authority,
Taxable Lease Revenue Bonds (San Diego Unified
Port District-South Bay Plant Acquisition),
Series 1999, 6.63% 2009 (3)                                               10,604          9,891
                                                                                         -----

Development Authorities - 0.22%
Corporacion Andina de Fomento 7.75% 2004                                   3,000          2,956
                                                                                         -----

 Total Bonds & Notes (cost: $1,340,189,000)                                           1,297,985
                                                                                         -----



                                                                      Principal         Market
                                                                         Amount          Value
Short-Term Securities                                                      (000)           (000)
--------------------------------------------                             -----           -----
Commercial Paper - 4.59%
Bell Atlantic Network Funding Corp. 5.77%                                 10,260         10,239
due 3/13/2000
Bestfoods 5.77% due 3/9/2000 (3)                                           7,800          7,789
CIT Group, Inc. 5.88% due 3/1/2000                                        26,590         26,585
Heinz (H.J.) Co. 5.78% due 3/22/2000                                       4,800          4,783
'SBC Communications Inc.
5.75% due 3/28/2000 (3)                                                   12,700         12,643
                                                                                         -----
Total Short-Term
Securities (cost: $62,039,000)                                                           62,039
                                                                                         -----
Total Investment Securities
(cost: $1,402,228,000)                                                                1,360,024
Excess of payables over receivables and cash                                              8,836
                                                                                         -----
Net Assets                                                                            1,351,188
                                                                                         -----

(1)Pass-through securies backed by a pool of mortgages or other loans on which
'principal payments are periodically made.
Therefore, the effective maturities
are shorter than the stated maturities.

(2)Coupon rate may change periodically.

(3)Purchased in a private placement
transaction;resale may be limited to
qualified institutional buyers; resale
to the public may require registration.

(4)Valued in the market on the basis of its effective maturity - that is, the date at which the security is expected to be called or refunded by the issuer or the date at which the investor can put the security to the issuer for redemption.

See Notes to Financial Statements


Intermediate Bond Fund of America                                                              Unaudited
Financial Statements
----------------------------------------                                        --------        --------
Statement of Assets and Liabilities
at February 29, 2000
----------------------------------------                                        --------        --------
Assets:                                                              (dollars in thousands)
Investment securities at market
 (cost: $1,402,228)                                                                           $1,360,024
Cash                                                                                                  70
Receivables for-
 Sales of investments                                                            $39,779
 Sales of fund's shares                                                            1,648
 Accrued interest                                                                 12,474          53,901
                                                                                --------        --------
                                                                                               1,413,995
Liabilities:
Payables for-
 Purchases of investments                                                         55,468
 Repurchases of fund's shares                                                      4,695
 Dividends payable                                                                 1,482
 Management services                                                                 438
 Accrued expenses                                                                    724          62,807
                                                                                --------        --------
Net Assets at February 29, 2000 -
Equivalent to $12.89 per share on 104,817,650
 shares of beneficial interest issued and
 outstanding;unlimited shares authorized                                                      $1,351,188
                                                                                                 =======

Statement of Operations                                                                        Unaudited
for the six months ended February 29, 2000
                                                                                --------        --------
Investment Income:                                                   (dollars in thousands)
Income:
 Interest                                                                                        $50,602

Expenses:
 Management services fee                                                         $ 2,862
 Distribution expenses                                                             2,207
 Transfer agent fee                                                                  575
 Reports to shareholders                                                              58
 Registration statement and prospectus                                               170
 Postage, stationery and supplies                                                    131
 Trustees' fees                                                                       19
 Auditing and legal fees                                                              47
 Custodian fee                                                                        14
 Taxes other than federal income tax                                                  23           6,106
                                                                                --------        --------
 Net investment income                                                                            44,496
                                                                                                 -------
Realized Loss and Unrealized Depreciation
 on Investments:
Net realized loss                                                                                (15,775)
Net unrealized depreciation on investments:
 Beginning of period                                                             (40,152)
 End of period                                                                   (42,204)
                                                                                --------
  Net unrealized depreciation on investments                                                      (2,052)
                                                                                                 -------
 Net realized loss and unrealized depreciation
  on investments                                                                                 (17,827)
                                                                                                 -------
Net Increase in Net Assets Resulting
 from Operations                                                                                 $26,669
                                                                                                 =======


Statement of Changes in Net Assets                                   (dollars in thousands)
----------------------------------------                                        --------        --------
                                                                              Six months      Year ended
                                                                          ended February      August 31,
Operations:                                                                    29, 2000*            1999
                                                                                --------        --------
Net investment income                                                         $   44,496      $   88,615
Net realized loss on investments                                                 (15,775)         (4,010)
Net unrealized depreciation on investments                                        (2,052)        (61,031)
                                                                                --------        --------
 Net increase in net assets
  resulting from operations                                                       26,669          23,574
                                                                                --------        --------


 Dividends Paid From Net Investment Income                                       (40,524)        (88,570)
                                                                                --------        --------
Capital Share Transactions:
Proceeds from shares sold:
 22,571,811 and 60,775,441 shares, respectively                                  293,090         815,044
Proceeds from shares issued in
 reinvestment of net investment income
 dividends: 2,586,693 and 5,369,952 shares,
 respectively                                                                     33,553          71,711
Cost of shares repurchased: 38,323,360 and
 55,761,176 shares, respectively                                                (496,744)       (745,398)
                                                                                --------        --------
 Net increase (decrease) in net assets resulting
  from capital share transactions                                               (170,101)        141,357
                                                                                --------        --------
Total Increase (Decrease) in Net Assets                                         (183,956)         76,361

Net Assets:
Beginning of period                                                            1,535,144       1,458,783
                                                                                --------        --------
End of period (including undistributed
 net investment income of $4,544 and
 $572, respectively)                                                          $1,351,188      $1,535,144
                                                                               =========       =========

*Unaudited



See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

  As of February 29, 2000, net unrealized depreciation on investments for book and federal income tax purposes aggregated $42,204,000, of which $3,000,000 related to appreciated securities and $45,204,000 related to depreciated securities. There was no difference between book and tax realized losses on securities transactions for the six months ended February 29, 2000. During the six months ended February 29, 2000, the fund realized, on a tax basis, a net capital loss of $15,775,000 on securities transactions. The fund had available at February 29, 2000 a net capital loss carryforward totaling $93,411,000 which may be used to offset capital gains realized during subsequent years through 2005 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. The cost of portfolio securities for book and federal income tax purposes was $1,402,228,000 at February 29, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $2,862,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income; 2.50% of such income in excess of $3,333,333 but not exceeding $8,333,333; and 2.00% of such income in excess of $8,333,333.

DISTRIBUTION EXPENSES -   Pursuant to a Plan of Distribution, the fund may
expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended February 29, 2000, distribution expenses under the Plan were limited to $2,207,000. Had no limitation been in effect, the fund would have paid $2,319,000 in distribution expenses under the Plan. As of February 29, 2000, accrued and unpaid distribution expenses were $655,000.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $664,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $575,000.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of February 29, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $95,000.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $329,204,000 and $493,201,000, respectively, during the six months ended February 29, 2000.

As of February 29, 2000, accumulated net realized loss on investments was $109,186,000 and additional paid-in capital was $1,498,034,000.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $14,000 includes $12,000 that was paid by these credits rather than in cash.



                                                                Six months
Per-Share Data and Ratios                                            ended
                                                                 February  Year Ended August 31
                                                               29, 2000/1/         1999        1998     1997     1996     1995

Net Asset Value, Beginning of Period                                  13.01       13.56       13.42    13.26    13.52    13.38
                                                                    ------      ------      ------   ------   ------   ------
 Income From Investment Operations:
  Net investment income                                                 0.4        0.76        0.83     0.86     0.88     0.93
  Net gains or losses on securities (both
   realized and unrealized)                                           -0.16       -0.55        0.17     0.15    -0.27     0.13
                                                                    ------      ------      ------   ------   ------   ------
   Total from investment operations                                    0.24        0.21           1     1.01     0.61     1.06
                                                                    ------      ------      ------   ------   ------   ------
 Less Distributions:
  Dividends (from net investment income)                              -0.36       -0.76       -0.86    -0.85    -0.87    -0.92
                                                                    ------      ------      ------   ------   ------   ------
   Total distributions                                                -0.36       -0.76       -0.86    -0.85    -0.87    -0.92
                                                                    ------      ------      ------   ------   ------   ------
Net Asset Value, End of Period                                        12.89       13.01       13.56    13.42    13.26    13.52
                                                                    ======      ======      ======   ======   ======   ======

Total Return /2/                                                 1.86% /2/       0.0154      0.0768   0.0783   0.0463   0.0833

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                               1351        1535        1459     1338     1429     1501
 Ratio of expenses to average net assets                          .41% /3/    .75% /4/    .76% /4/     .82%     .80%     .78%
 Ratio of net income to average
  net assets                                                     3.02% /3/       0.0569      0.0609    0.064   0.0653   0.0696
 Portfolio turnover rate                                        23.15% /3/       0.7019      0.7919   0.4155   0.4825   0.7191




(1)  Unaudited
(2)  Excludes maximum sales charge of
     4.75%, before January 10, 2000,
     and 3.75% thereafter.
(3)  Based on operations for the period
     shown and, accordingly, not
     representative of a full year.
(4)  Had CRMC not waived management
     services fees, the fund's expense
     ratio would have been .78% for
     the fiscal year ended August 31,
     1999, and .79% for the fiscal
     year ended August 31, 1998.


Results of Shareholders Meeting  Unaudited
Held October 28, 1999

Shares Outstanding on August 24, 1999 (record date)   117,169,067
Shares Voting on October 28, 1999                     68,199,690 (58.2%)


Proposal 1: Election of Trustees

                                                     Percent of                           Percent of
Trustee                          Votes For           Shares             Votes             Shares
                                                     Voting For         Withheld          Withheld
Richard G. Capen, Jr.            67,658,369          99.2%              541,321           0.8%

H. Frederick Christie            67,651,835          99.2%              547,855           0.8%

Don R. Conlan                    67,654,566          99.2%              545,124           0.8%

Diane C. Creel                   67,640,504          99.2%              559,186           0.8%

Martin Fenton                    67,652,147          99.2%              547,543           0.8%

Leonard R. Fuller                67,648,856          99.2%              550,834           0.8%

Abner D. Goldstine               67,626,491          99.2%              573,199           0.8%

Paul G. Haaga, Jr.               67,651,107          99.2%              548,583           0.8%

Richard G. Newman                67,658,035          99.2%              541,655           0.8%

Frank M. Sanchez                 67,632,197          99.2%              567,493           0.8%


Proposal 2: Ratification of Auditors

                    Percent of       Votes          Percent                               Percent of Shares
Votes For           Shares           Against        of Share           Abstentions        Abstaining
67,061,701          98.3%            279,165        0.4%               858,824            1.3%




OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL RESEARCH
AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823


TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280


CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001


COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371


PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462


FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180, OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

There are two ways to invest in Intermediate Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Class B shares, which are not available for certain employer-sponsored retirement plans, have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA CGD/GRS/4541
Lit. No. IBFA-013-0400